Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
	Year Ended December 31,
	2019	2020	2021
Numerator:
Net loss attributable to Common Stock shareholders	$(115,479)	$(80,963)	$(234,103)
Denominator:
Weighted average Common Stock outstanding used in computing basic and diluted net loss per share	99,028,297	99,028,297	185,896,482
Basic and diluted net loss per share	$(1.17)	$(0.82)	$(1.26)

Schedule of outstanding were excluded from the calculation of diluted net loss per ordinary share
	Year ended December 31,
	2019	2020	2021
Shares issuable upon exercise of share options	8,108,700	18,281,198	33,786,356
Shares issuable upon vesting of non-vested shares	4,712,098	72,122	167,268
Shares issuable upon exercise of warrants	—	—	12,543,444
Shares issuable upon conversion of Series A1 Preferred	2,613,042	—	—
Shares issuable upon conversion of Series B1 Preferred	1,304,117	—	—
Shares issuable upon conversion of Series B2 Preferred	8,545,490	8,545,490	6,035,544
Shares issuable upon conversion of Series C1 Preferred	24,527,400	26,757,258	14,881,434
Shares issuable upon conversion of Series C2 Preferred	18,561,830	20,249,450	11,262,023
Shares issuable upon conversion of Series D1 Preferred	22,311,516	22,311,516	12,408,870
Shares issuable upon conversion of Series D2 Preferred	16,432,674	16,432,674	9,139,268
Shares issuable upon conversion of non-controlling interests of a subsidiary	17,253,182	17,253,182	9,595,605
Shares issuable upon vesting of Earn-out shares	—	—	8,821,913
Shares issuable that may be subject to cancellation	—	—	744,349